Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
SUBSEQUENT EVENTS	24. SUBSEQUENT EVENTS In January 2012, the Board of Directors declared a dividend of $0.22 per share for the first quarter of 2012 to shareholders of record on February 15, payable on March 1, 2012.